Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of:
Settlement loss and other	$ 116	$ 125
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 22	$ 22	$ 23
Interest cost			22	44	74
Expected return on assets			(66)	(80)	(99)
Amortization of:
Prior service cost (credit)			0	0	1
Actuarial loss (gain)			31	40	67
Settlement loss and other			0	125	125
Net periodic benefit cost (credit)			9	151	191
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Service cost			4	4	5
Interest cost			6	10	14
Expected return on assets			(7)	(7)	(7)
Amortization of:
Prior service cost (credit)			(136)	(130)	(125)
Actuarial loss (gain)			3	2	(2)
Settlement loss and other			0	0	0
Net periodic benefit cost (credit)			(130)	(121)	(115)
Other
Defined Benefit Plan Disclosure [Line Items]
Service cost			18	16	13
Interest cost			1	1	3
Expected return on assets			0	0	0
Amortization of:
Prior service cost (credit)			0	0	1
Actuarial loss (gain)			7	5	14
Settlement loss and other			2	2	2
Net periodic benefit cost (credit)			$ 28	$ 24	$ 33